Amounts Receivable - Schedule of Receivables (Details) - USD ($) $ in Millions	Feb. 21, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Line Items]
Other receivables		$ 4.2	$ 5.5
Trade and other current receivables		46.7	53.4
Trade receivables
Receivables [Line Items]
Other receivables		4.2	11.2
Canada
Receivables [Line Items]
Sales tax receivables		31.9	12.2
Trade and other current receivables	$ 14.1
Mexico
Receivables [Line Items]
Sales tax receivables		9.9	35.0
Other
Receivables [Line Items]
Sales tax receivables		$ 0.7	$ 0.7